Going Concern	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s consolidated financial statements for the year ended December 31, 2020, the Company’s revenue decreased by approximately $19.8 million, or 67.1%, from approximately $29.6 million in the year ended December 31, 2019 to approximately $9.7 million in the year ended December 31, 2020, its gross profit from continued operation decreased by approximately $6.2 million, or 84.3%, from approximately $7.4 million in the year ended December 31, 2019 to approximately $1.2 million for the year ended December 31, 2020, and its gross margin for the year ended December 31, 2020 decreased to 11.9% from 24.9% from last year. These decreases were mainly attributable to increasing raw material cost for manufacturing and decreasing sales of the Company’s construction materials, due to the Company’s failure to obtain bids from new municipal construction projects. In addition, for the year ended December 31, 2020 and 2019, the Company incurred significant impairment losses on bad debt expenses on uncollectible accounts receivable and advance payments due to changes in market conditions of its customers and suppliers. As a result, for the year ended December 31, 2020 and 2019, the Company reported a net loss of approximately $12.9 million and $15.1 million, respectively. As of December 31, 2020, the Company had a working capital deficit of approximately of $9.4 million.

In addition, the Company had large bank borrowings as of December 31, 2020 and some of the bank loans will mature and need to be repaid within the next 12 months. If the Company cannot renew existing loans or borrow additional loans from banks, the Company’s working capital may be further negatively impacted. Furthermore, in January 2020, the Company discontinued its machinery and equipment manufacturing business under Gu’an REIT (see Note 4), which may negatively impact the Company’s ability to fulfill customer orders if outsourcing of such manufacturing activities to third-party suppliers cannot meet the expectation or higher purchase costs may shrink the Company’s profitability in this business sector. The outbreak and spread of the COVID-19 throughout China and worldwide has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities, and school closures. Due to difficulties and challenges resulting from the COVID-19 outbreak, the Company temporarily closed its facilities and operations until late March 2020. During this temporary business closure period, there was limited support from the Company’s employees, delayed access to raw material supplies, reduced customer sales orders, and the Company’s inability to promote the sales to customers on a timely basis. Based on the assessment of the current economic environment, customer demand, and sales trend, and the negative impact from COVID-19 outbreak and spread, there is an uncertainty that the Company’s revenue and operating cash flows may be significantly lower than expected for the next 12 months.

As of December 31, 2020, the Company had cash of approximately $1.1 million. In addition, the Company had outstanding accounts receivable of approximately $3.4 million (including accounts receivable from third-party customers of $3.2 million and accounts receivable from related party customers of approximately $0.2 million), of which approximately $0.3 million, or 3%, had been subsequently collected back between January and April 2021, and became available for use as working capital. As of December 31, 2020, the Company had outstanding bank loans of approximately $15.9 million from a PRC bank (including short-term loans of approximately $6.7 million, current portion of long-term loans of approximately $2.9 million, and long-term loans of approximately $6.3 million).

On March 1, 2021, the Company entered into a securities purchase agreement (the “Agreement”) with an accredited investor (the “Debenture Holder”) to place a Convertible Debenture (the “Debenture”) with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of up to $2,300,000 (the “Transaction”), provided that in case of an event of default, the Debenture may become at the Debenture Holder’s election immediately due and payable. The Debenture Holder may convert the Debenture in its sole discretion to Company’s common shares at any time at the lower of $2.50 or 95% of the average of the two lowest daily VWAPs during the ten consecutive trading days immediately preceding the conversion date.

Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. Currently, the Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings, and borrowing from related parties. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is a substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of the consolidated financial statements.